Disclosures About Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity, Carrying/Notional Amount	$ 32,480	$ 36,624
Loans, net, Carrying/Notional Amount	1,727,253	1,667,088
Deposits and securities sold under agreements to repurchase, Carrying/Notional Amount	2,038,609	1,942,871
Commitments to extend credit, Carrying/Notional Amount	0	0
Standby letters of credit, Carrying/Notional Amount	0	0
Securities Held-To-Maturity, Estimated Market Value	32,111	36,145
Loans, net, Estimated Fair Value	1,724,937	1,673,568
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	1,812,011	1,631,032
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Held-To-Maturity, Estimated Market Value	0	0
Loans, net, Estimated Fair Value	0	0
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	0	0
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Held-To-Maturity, Estimated Market Value	32,111	36,145
Loans, net, Estimated Fair Value	0	0
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	0	0
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Held-To-Maturity, Estimated Market Value	0	0
Loans, net, Estimated Fair Value	1,724,937	1,673,568
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	1,812,011	1,631,032
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	$ 0	$ 0